Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000105241
Account Value [Line Items]
Line Graph and Table Measure Name		Winton Managed Futures Trend Fund
Accumulated Value	$ 10,000		$ 9,264	$ 9,826	$ 9,764	$ 8,217	$ 9,322	$ 11,419	$ 11,458	$ 12,434	$ 10,800	$ 12,900
C000105243
Account Value [Line Items]
Line Graph and Table Measure Name		Winton Managed Futures Trend Fund
Accumulated Value	100,000		92,952	98,836	98,499	83,063	94,407	115,962	116,756	126,901	110,367	132,234
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		9,782	9,915	10,495	10,938	11,226	9,514	9,389	9,476	10,320	10,384
ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Accumulated Value	100,000		100,486	101,855	104,211	105,908	106,008	106,186	110,002	115,944	121,371	126,030
ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Accumulated Value	10,000		10,049	10,186	10,421	10,591	10,601	10,619	11,000	11,594	12,137	12,603
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	$ 100,000		$ 97,823	$ 99,151	$ 104,949	$ 109,379	$ 112,260	$ 95,141	$ 93,887	$ 94,755	$ 103,195	$ 103,834